Supplement dated March 31, 2025
to the following initial summary prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2024
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
The following underlying mutual funds are offered as investment options under the contract.
Effective March 31, 2025, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II
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